BUSINESS ACQUISITION (Details 3) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Business Acquisition [Line Items]
Pro forma net revenues	$ 1,715,774,242	$ 1,043,717,568
Pro forma net income attributable to TAL Education Group	$ 198,105,115	$ 115,054,921
Pro forma net income per share - basic	$ 1.13	$ 0.71
Pro forma net income per share - diluted	$ 1.03	$ 0.65
Other acquisitions [Member]
Business Acquisition [Line Items]
Pro forma net revenues		$ 1,062,742,905	$ 645,751,588
Pro forma net income attributable to TAL Education Group		$ 112,849,625	$ 95,833,307
Pro forma net income per share - basic		$ 0.69	$ 0.6
Pro forma net income per share - diluted		$ 0.64	$ 0.56